The “Lava Jato (Car Wash) Operation” and its effects on the Company (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Compensation for damages	$ 109	$ 96	$ 235
Lava Jato [Member]
IfrsStatementLineItems [Line Items]
Compensation for damages	$ 1,727